Form N-1A Supplement	Dec. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
AMG FUNDS III
AMG GW&K ESG Bond Fund
Supplement dated September 11, 2026 to the Prospectus and Statement of Additional Information, each dated May 1, 2026
The following information supplements and supersedes any information to the contrary relating to AMG GW&K ESG Bond Fund (the “Fund”), a series of AMG Funds III, contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated as noted above.
Effective immediately, the Fund’s name is changed from AMG GW&K ESG Bond Fund to AMG GW&K Enhanced Core Bond Fund. All references to AMG GW&K ESG Bond Fund in the Prospectus and SAI are deleted and replaced with “AMG GW&K Enhanced Core Bond Fund.”
In addition, effective immediately, the Prospectus is revised as follows:
The following paragraph is added as the last paragraph of the section titled “Summary of the Funds – AMG GW&K ESG Bond Fund – Principal Investment Strategies” beginning on page 3 and as the penultimate paragraph of the section titled “Additional Information About the Funds – AMG GW&K ESG Bond Fund – Additional Information About the Fund’s Principal Investment Strategies” on page 12:
The Fund may use derivatives and similar instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, to‑be‑announced (TBA) commitments, swaps and other similar instruments and techniques. The Fund’s investments in derivative instruments and other investments that provide investment exposure to the investments suggested by the Fund’s name, or that provide investment exposure to one or more market risk factors associated with the investment focus that the Fund’s name suggests, may be counted toward the Fund’s 80% investment policy.
The section titled “Summary of the Funds – AMG GW&K ESG Bond Fund – Principal Risks” beginning on page 4 is revised to add the following as principal risks of the Fund:
Derivatives Risk—the use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, liquidity risk, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
Leverage Risk—borrowing and some derivative investments such as futures, forward commitment transactions and swaps may increase volatility and magnify smaller adverse market movements into relatively larger losses.
Also with respect to the section titled “Summary of the Funds – AMG GW&K ESG Bond Fund – Principal Risks” beginning on page 4, “Credit Risk” is deleted and replaced with the following:
Credit and Counterparty Risk—the issuer of bonds or other debt securities or a counterparty to a derivatives contract (including over‑the‑counter counterparties as well as brokers and clearinghouses in respect of exchange-traded and/or cleared products) may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations. Changes in an issuer’s financial strength, credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
The third paragraph of the section titled “Summary of the Funds – AMG GW&K ESG Bond Fund – Performance” on page 6 is deleted and replaced with the following:
As of March 19, 2021, GW&K was appointed as subadviser to the Fund and the Fund changed its name to “AMG GW&K ESG Bond Fund,” made changes to its principal investment strategies, and began comparing its performance to the Bloomberg U.S. Aggregate Bond Index. As of September 11, 2026, the Fund changed its name from “AMG GW&K ESG Bond Fund” to “AMG GW&K Enhanced Core Bond Fund” and adopted the Fund’s current investment strategies. The Fund’s past performance would have been different if the Fund were managed using the current investment strategies.

AMG GW&K ESG Bond Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
AMG FUNDS III
AMG GW&K ESG Bond Fund
Supplement dated September 11, 2026 to the Prospectus and Statement of Additional Information, each dated May 1, 2026
The following information supplements and supersedes any information to the contrary relating to AMG GW&K ESG Bond Fund (the “Fund”), a series of AMG Funds III, contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated as noted above.
Effective immediately, the Fund’s name is changed from AMG GW&K ESG Bond Fund to AMG GW&K Enhanced Core Bond Fund. All references to AMG GW&K ESG Bond Fund in the Prospectus and SAI are deleted and replaced with “AMG GW&K Enhanced Core Bond Fund.”
In addition, effective immediately, the Prospectus is revised as follows:
The following paragraph is added as the last paragraph of the section titled “Summary of the Funds – AMG GW&K ESG Bond Fund – Principal Investment Strategies” beginning on page 3 and as the penultimate paragraph of the section titled “Additional Information About the Funds – AMG GW&K ESG Bond Fund – Additional Information About the Fund’s Principal Investment Strategies” on page 12:
The Fund may use derivatives and similar instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, to‑be‑announced (TBA) commitments, swaps and other similar instruments and techniques. The Fund’s investments in derivative instruments and other investments that provide investment exposure to the investments suggested by the Fund’s name, or that provide investment exposure to one or more market risk factors associated with the investment focus that the Fund’s name suggests, may be counted toward the Fund’s 80% investment policy.
The section titled “Summary of the Funds – AMG GW&K ESG Bond Fund – Principal Risks” beginning on page 4 is revised to add the following as principal risks of the Fund:
Derivatives Risk—the use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, liquidity risk, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
Leverage Risk—borrowing and some derivative investments such as futures, forward commitment transactions and swaps may increase volatility and magnify smaller adverse market movements into relatively larger losses.
Also with respect to the section titled “Summary of the Funds – AMG GW&K ESG Bond Fund – Principal Risks” beginning on page 4, “Credit Risk” is deleted and replaced with the following:
Credit and Counterparty Risk—the issuer of bonds or other debt securities or a counterparty to a derivatives contract (including over‑the‑counter counterparties as well as brokers and clearinghouses in respect of exchange-traded and/or cleared products) may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations. Changes in an issuer’s financial strength, credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
The third paragraph of the section titled “Summary of the Funds – AMG GW&K ESG Bond Fund – Performance” on page 6 is deleted and replaced with the following:
As of March 19, 2021, GW&K was appointed as subadviser to the Fund and the Fund changed its name to “AMG GW&K ESG Bond Fund,” made changes to its principal investment strategies, and began comparing its performance to the Bloomberg U.S. Aggregate Bond Index. As of September 11, 2026, the Fund changed its name from “AMG GW&K ESG Bond Fund” to “AMG GW&K Enhanced Core Bond Fund” and adopted the Fund’s current investment strategies. The Fund’s past performance would have been different if the Fund were managed using the current investment strategies.